Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected income tax benefit (loss) at statutory rate of 21%	$ 79,000	$ 22,000
State and local tax benefit, net of federal	27,000	7,500
Change in valuation account	(106,000)	(29,500)
Income tax expense (benefit)